Weighted Average Useful Life for Each Component of Other Intangible Assets (Detail) (Other intangible assets)	12 Months Ended
Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8.0
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10.0
Trade association
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10.0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	7.9
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	2.8
Covenants-not-to-compete
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	2.7